Investments in Unconsolidated Entities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Entity Lot	Dec. 31, 2012 Entity Lot
Equity Method Investments And Joint Ventures [Abstract]
Number of unconsolidated entities	18	16
Investments in unconsolidated entities, non-refundable deposits and other entitlements costs in connection with lots under option	$ 37.4	$ 32.8
Lots under option with unconsolidated entities	1,849	1,916
Brookfield's proportionate share of options exercise price	80.1	83.9
Guarantees of debt	6.4	1.6
Recourse guarantees	$ 1.0	$ 10.2